Share-Based Payments	12 Months Ended
Dec. 31, 2022
Share Based Payments [Abstract]
Share-Based Payments

28.	Share-Based Payments
During the year ended December 31, 2022, pursuant to the board of directors’ resolution, the Company decided to implement the Stock Grant program, under which the Company will grant treasury shares to executives based on performance evaluation. As of December 31, 2022, detailed information of the Company’s Stock Grant program is as follows:

(in Won, except share information)
	Grant	Affiliated company of the executive subject to grant	Total quantity of treasury shares to be granted	Fair value of common shares per share as of date of grant
Granted in 2022	2022-12-31	POSCO HOLDINGS INC.	15,888	￦	276,500
		Subsidiaries	27,926
The fair value of the treasury shares expected to be granted to the Company’s executives as of the date of grant is accounted for as other administrative expenses.